UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	09/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2015, through September 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. A recovering U.S. economy enabled stocks to advance during the spring, but those gains were more than erased during the third quarter of 2015 when economic concerns in China, falling commodity prices, and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit. U.S. bonds also generally faltered when falling prices among U.S. government securities during the second quarter were only partly offset by rallies during the third quarter. Corporate-backed and inflation-linked bonds also lost value.

We expect market volatility to persist over the near term as investors vacillate between hopes that current turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, expectations of higher short-term interest rates in the United States, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the eventual normalization of U.S. monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President
The Dreyfus Corporation
October 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2015, through September 30, 2015, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2015, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.37%, Class D shares returned 0.44%, Class I shares returned 0.49%, and Class Y shares returned 0.49%.1 In comparison, the fund’s benchmark, the Barclays 3-Year Municipal Bond Index (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 0.78% for the same period.2

Short- and intermediate-term municipal bonds generally produced flat returns over the reporting period despite changes in longer term interest rates. The fund produced modestly lower returns than its benchmark, in part due to overweighted exposure to BBB-rated securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of investment. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Fluctuating Interest Rates Sparked Market Volatility

The reporting period began in the wake of generally declining bond yields stemming from slower-than-expected U.S. economic growth during the first quarter of 2015. Longer term interest rates resumed their climb when domestic growth reaccelerated in the spring, but renewed concerns about global economic instability—including a debt crisis in Greece and a persistent slowdown in China—pushed bond yields lower and prices higher over the summer. The resulting market volatility had a smaller impact on short-term fixed-income securities than on their longer term counterparts, and municipal bonds proved more stable than U.S. Treasuries.

The national municipal bond market also encountered a degree of volatility related to changing supply-and-demand dynamics. After a limited supply of newly issued bonds during 2014, issuance volumes climbed somewhat during 2015 as issuers rushed to refinance

DISCUSSION OF FUND PERFORMANCE (continued)

existing debt and issue new bonds before expected increases in interest rates. Demand for municipal bonds remained strong and steady as investors sought competitive after-tax yields.

Isolated pockets of weak credit conditions in Illinois, New Jersey, and Puerto Rico had relatively little effect on the national market. Many states and local municipalities have seen tax revenues climb beyond pre-recession levels, enabling them to balance their budgets and replenish reserves.

Fund Strengths and Weaknesses in Balance

Our sector allocation strategy proved effective over the reporting period, as overweighted exposure to revenue bonds enabled the fund to participate more fully in their strength compared to general obligation and escrowed bonds. The fund achieved particularly favorable results through bonds backed by hospitals, airports, public utilities, and transportation facilities. The fund avoided some of the weaker segments of the municipal bond market, most notably Puerto Rico bonds that were hurt by the U.S. territory’s deteriorating fiscal condition.

On the other hand, the fund’s relative results were constrained by an emphasis on BBB-rated bonds, which lagged other investment-grade credit-rating tiers after several years of outperformance. The fund’s relative results also were mildly undermined by special tax bonds and securities backed by the states’ settlement of litigation with U.S. tobacco companies.

Our interest rate strategies had relatively little impact on relative performance. We maintained the fund’s average duration in a range that was roughly in line with market averages. Strength from overweighted positions in bonds with four- to six year maturities was balanced by shortfalls related to underweighted exposure to bonds with two- to four-year maturities.

Positioned for Economic Growth

We expect market volatility to persist over the near term in anticipation of gradual increases in short-term interest rates from the Federal Reserve Board, but we remain optimistic about the market’s longer term prospects as credit conditions continue to strengthen in a growing U.S. economy. We also anticipate that any increases in new issuance will be readily absorbed by robust investor demand. Therefore, we have increased the fund’s exposure to revenue-backed bonds, and we are watchful for opportunities to purchase municipal bonds from fundamentally sound issuers at attractive prices during bouts of heightened market volatility.

October 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Had this charge been reflected, returns would have been lower. Class D, I, and Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2015 to September 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended September 30, 2015
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$ 3.71	$ 2.96	$ 2.46	$ 2.41
Ending value (after expenses)	$1,003.70	$1,004.40	$1,004.90	$1,004.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended September 30, 2015

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$ 3.74	$ 2.98	$ 2.48	$ 2.43
Ending value (after expenses)	$1,021.30	$1,022.05	$1,022.55	$1,022.60

† Expenses are equal to the fund's annualized expense ratio of .74% for Class A, .59% for Class D, .49% for Class I and .48% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2015 (Unaudited)

||ANAME||

Long-Term Municipal Investments - 98.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Alabama - 1.5%
Alabama Public School and College Authority,
Capital Improvement Revenue	5.00	12/1/16	1,000,000	1,054,840
Alabama Public School and College Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,640,150
				6,694,990
Arizona - 2.1%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,911,650
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System Revenue	5.00	7/1/18	3,150,000	3,511,305
Phoenix Civic Improvement Corporation,
Transit Excise Tax Revenue (Light Rail Project)	5.00	7/1/17	3,000,000	3,232,530
				9,655,485
Arkansas - .3%
Arkansas Development Finance Authority,
HR (Washington Regional Medical Center)	5.00	2/1/20	1,070,000	1,197,919
California - 2.9%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,604,222
California State Public Works Board,
LR (Judicial Council of California) (New Stockton Courthouse)	5.00	10/1/19	1,500,000	1,727,175
California State Public Works Board,
LR (Various Capital Projects)	4.00	10/1/16	2,000,000	2,074,140
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,333,115
North Natomas Community Facilities District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,536,635
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,762,230
				13,037,517
Colorado - 1.0%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,314,803
Colorado Educational and Cultural Facilities Authority,
Revenue (Johnson and Wales University Project)	5.00	4/1/18	2,000,000	2,181,660
Jefferson County School District Number R-1,
GO	3.00	12/15/16	1,000,000	1,031,570
				4,528,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - .7%
Connecticut,
Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/18	2,750,000	2,998,077
District of Columbia - .3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,266,240
Florida - 7.8%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,553,550
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/20	5,700,000	6,491,559
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,638,650
Florida Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/18	3,425,000	3,811,203
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/17	4,365,000	4,703,331
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/20	1,850,000	2,157,045
Higher Educational Facilities Financing Authority,
Revenue (The University of Tampa Project)	4.00	4/1/16	1,250,000	1,269,050
Lee County,
Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,375,404
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	3,944,849
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,570,518
Tampa,
Capital Improvement Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,117,002
				35,632,161
Georgia - 4.3%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,200,173
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,187,400
Municipal Electric Authority of Georgia,
Revenue (Project One Subordinated Bonds)	5.00	1/1/20	5,475,000	6,300,575
Public Gas Partners, Inc.,
Gas Project Revenue (Gas Supply Pool Number 1)	5.00	10/1/16	2,800,000	2,930,928
				19,619,076

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 8.7%
Chicago,
Customer Facility Charge Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/18	1,105,000		1,193,146
Chicago,
General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/17	4,350,000		4,567,717
Chicago,
Second Lien Water Revenue Project	4.25	11/1/18	1,050,000		1,117,295
Illinois,
Sales Tax Revenue (Build Illinois Bonds)	5.00	6/15/17	5,570,000		5,970,594
Illinois,
Sales Tax Revenue (Build Illinois Bonds) (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/18	2,930,000		3,294,170
Illinois Department of Employment Security,
Unemployment Insurance Fund Building Receipts Revenue	5.00	6/15/16	1,550,000		1,602,638
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000		2,751,921
Illinois Finance Authority,
Revenue (The University of Chicago Medical Center)	5.00	8/15/16	2,105,000		2,188,926
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	2,590,000		3,030,093
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	1,200,000		1,406,424
Kane County Forest Preserve District,
GO	4.00	12/15/16	6,000,000		6,248,280
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	5,500,000		6,031,575
					39,402,779
Indiana - .7%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000		1,134,150
Rockport,
PCR (Indiana Michigan Power Company Project)	1.75	6/1/18	2,000,000		2,009,260
					3,143,410
Kansas - .6%
Kansas Department of Transportation,
Highway Revenue	0.53	9/1/19	1,180,000	[a]	1,168,023
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000		1,360,044
					2,528,067
Louisiana - 2.1%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/20	1,000,000		1,156,500
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000		3,552,786

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Louisiana - 2.1% (continued)
Tobacco Settlement Financing Corporation of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,634,285
				9,343,571
Maryland - 1.3%
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,937,550
Massachusetts - .1%
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	5.00	1/1/16	650,000	657,332
Michigan - 5.1%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,182,513
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,544,872
Michigan Finance Authority,
Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,136,070
Michigan Finance Authority,
Local Government Loan Program Revenue (School District of the City of Detroit State Qualified Unlimited Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,772,197
Michigan Finance Authority,
Revenue (School District of the City of Detroit)	5.00	6/1/17	3,000,000	3,151,020
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,780,496
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,571,150
				23,138,318
Minnesota - 1.6%
Minnesota,
State General Fund Appropriation Bonds	5.00	3/1/17	5,470,000	5,819,642
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,603,357
				7,422,999
Missouri - 1.9%
Missouri Development Finance Board,
Infrastructure Facilities Revenue (Branson Landing Project)	5.00	6/1/20	3,630,000	4,167,240
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue (Iatan 2 Project)	4.00	1/1/19	1,500,000	1,637,595

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.9% (continued)
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue (Prairie State Project)	5.00	12/1/19	2,335,000		2,684,106
					8,488,941
Nebraska - .8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,563,028
Nevada - 1.8%
Nevada,
Highway Revenue (Motor Vehicle Fuel Tax)	4.00	12/1/17	5,000,000		5,365,600
Nevada,
Unemployment Compensation Fund Special Revenue	5.00	6/1/18	2,500,000		2,736,725
					8,102,325
New Jersey - 3.4%
New Jersey Economic Development Authority,
Cigarette Tax Revenue	5.00	6/15/17	2,000,000		2,104,160
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	6/15/20	1,275,000		1,364,977
New Jersey Educational Facilities Authority,
Higher Education Facilities Trust Fund Revenue	5.00	6/15/19	1,980,000		2,109,947
New Jersey Higher Education Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,350,880
New Jersey Turnpike Authority,
Turnpike Revenue	0.56	1/1/18	2,500,000	[a]	2,479,150
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	3,720,000		4,179,718
					15,588,832
New Mexico - 1.6%
Albuquerque Bernalillo County Water Utility Authority,
Senior Lien Joint Water and Sewer System Revenue	5.00	7/1/20	1,675,000		1,966,065
New Mexico Municipal Energy Acquisition Authority,
Gas Supply Revenue	0.65	8/1/17	5,395,000	[a]	5,410,699
					7,376,764
New York - 19.7%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/16	5,000,000		5,259,200
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/16	1,000,000		1,051,840
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/17	1,500,000		1,635,885
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/18	1,000,000		1,124,080
Metropolitan Transportation Authority,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 19.7% (continued)
Transportation Revenue	5.00	11/15/19	4,330,000	4,993,053
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000	1,760,370
New York City,
GO	5.00	8/1/18	2,500,000	2,786,825
New York City,
GO	5.00	8/1/19	5,750,000	6,569,375
New York City,
GO	5.00	8/1/20	3,830,000	4,476,887
New York City Industrial Development Agency,
Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000	2,114,160
New York City Transitional Finance Authority,
Building Aid Revenue	5.00	7/15/20	1,500,000	1,751,700
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/16	4,045,000	4,254,086
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue (Escrowed to Maturity)	5.00	11/1/16	955,000	1,002,425
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue (Escrowed to Maturity)	5.00	5/1/17	5,000,000	5,355,200
New York City Transitional Finance Authority,
Revenue (New York City Recovery)	5.00	11/1/17	6,050,000	6,595,891
New York State Dormitory Authority,
Revenue (State University of New York Dormitory Facilities)	5.00	7/1/18	1,750,000	1,947,155
New York State Dormitory Authority,
School Districts Revenue (Bond Financing Program)	5.00	10/1/16	2,825,000	2,957,408
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	3/15/17	5,000,000	5,334,300
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	2,500,000	2,833,050
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	3,535,000	4,005,933
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	4,000,000	4,667,520
New York State Thruway Authority,
General Revenue Junior Indebtedness Obligations	5.00	5/1/19	3,000,000	3,394,290
Port Authority of New York and New Jersey,
(Consolidated Bonds, 175th Series)	5.00	12/1/17	3,000,000	3,288,030
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000	3,920,880

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 19.7% (continued)
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000		1,608,435
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	0.48	12/3/19	5,000,000	[a]	4,943,500
					89,631,478
North Carolina - .6%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,819,472
Ohio - .9%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000		4,262,760
Pennsylvania - 3.7%
Pennsylvania Economic Development Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/17	10,835,000		11,680,780
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000		4,997,605
					16,678,385
Rhode Island - .5%
Tobacco Settlement Financing Corporation of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000		2,311,143
Tennessee - 1.1%
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Guaranteed Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,242,503
Tennessee State School Bond Authority,
Higher Educational Facilities Second Program Bonds	5.00	11/1/19	1,350,000		1,557,617
					4,800,120
Texas - 13.4%
Arlington Independent School District,
Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/19	1,295,000		1,466,717
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/17	7,400,000		8,027,594
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/18	1,000,000		1,121,770
Dallas Independent School District,
Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/17	1,995,000		2,159,208
Dickinson Independent School District,
Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,765,365
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/19	1,500,000		1,722,030
Houston,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 13.4% (continued)
Combined Utility System First Lien Revenue	5.00	11/15/19	1,380,000		1,590,726
Houston,
Combined Utility System First Lien Revenue	0.91	5/1/20	5,000,000	[a]	4,977,800
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,511,550
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000		3,245,340
Lake Travis Independent School District,
Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	4.00	2/15/18	4,640,000		4,995,424
Love Field Airport Modernization Corporation,
General Airport Revenue	5.00	11/1/20	1,000,000		1,153,500
Love Field Airport Modernization Corporation,
Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/16	2,340,000		2,432,524
Lower Colorado River Authority,
Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	4.00	5/15/20	1,000,000		1,112,770
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000		2,297,100
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000		1,168,613
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/16	1,000,000		1,044,640
San Antonio,
Electric and Gas Systems Junior Lien Revenue	5.00	2/1/20	6,000,000		6,963,600
San Antonio,
Water System Junior Lien Revenue	5.00	5/15/19	1,000,000		1,138,070
Tarrant Regional Water District A Water Control and Improvement District,
Water Revenue	5.00	3/1/17	1,360,000		1,446,931
Texas Transportation Commission,
State Highway Fund Revenue	5.00	10/1/20	3,000,000		3,530,340
					60,871,612
Utah - 2.1%
Intermountain Power Agency,
Subordinated Power Supply Revenue	4.00	7/1/17	7,000,000		7,414,330
Intermountain Power Agency,
Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000		2,283,580
					9,697,910
Virginia - 1.2%
Virginia Public School Authority,
School Technology and Security Notes	5.00	4/15/18	5,000,000		5,535,850

Long-Term Municipal Investments - 98.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 4.0%
Energy Northwest,
Electric Revenue (Columbia Generating Station)	5.00	7/1/18	5,000,000	5,573,500
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,408,570
Seattle,
Municipal Light and Power Improvement Revenue	5.00	6/1/17	1,950,000	2,094,612
Tobacco Settlement Authority of Washington,
Tobbaco Settlement Revenue	5.00	6/1/18	3,650,000	4,008,503
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,881,536
				17,966,721
Wisconsin - .7%
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,427,020
Total Investments (cost $443,723,222)			98.5%	447,325,885
Cash and Receivables (Net)			1.5%	6,768,843
Net Assets			100.0%	454,094,728

a Variable rate security--interest rate subject to periodic change.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	22.3
Utility-Electric	14.2
Education	12.7
Special Tax	11.5
State/Territory	5.6
City	4.9
Utility-Water and Sewer	4.9
County	3.6
Health Care	2.0
Lease	1.4
Prerefunded	.2
Other	15.2
98.5

†Based on net assets.

See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	443,723,222	447,325,885
Cash		2,037,180
Interest receivable		5,252,711
Receivable for shares of Beneficial Interest subscribed		84,896
Prepaid expenses		44,497
		454,745,169
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		205,058
Payable for shares of Beneficial Interest redeemed		363,240
Accrued expenses		82,143
		650,441
Net Assets ($)		454,094,728
Composition of Net Assets ($):
Paid-in capital		449,310,386
Accumulated net realized gain (loss) on investments		1,181,679
Accumulated net unrealized appreciation (depreciation) on investments		3,602,663
Net Assets ($)		454,094,728

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	66,439,889	312,839,771	74,745,126	69,942
Shares Outstanding	5,098,207	24,011,419	5,735,081	5,366
Net Asset Value Per Share ($)	13.03	13.03	13.03	13.03

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	2,843,858
Expenses:
Management fee—Note 3(a)	1,079,004
Distribution fees—Note 3(b)	160,998
Shareholder servicing costs—Note 3(c)	131,824
Trustees' fees and expenses—Note 3(d)	62,043
Registration fees	41,937
Professional fees	40,204
Custodian fees—Note 3(c)	17,101
Prospectus and shareholders’ reports	9,036
Loan commitment fees—Note 2	1,447
Miscellaneous	23,610
Total Expenses	1,567,204
Less—reduction in expenses due to undertaking—Note 3(a)	(281,758)
Less—reduction in fees due to earnings credits—Note 3(c)	(53)
Net Expenses	1,285,393
Investment Income—Net	1,558,465
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	413,100
Net unrealized appreciation (depreciation) on investments	182,096
Net Realized and Unrealized Gain (Loss) on Investments	595,196
Net Increase in Net Assets Resulting from Operations	2,153,661

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations ($):
Investment income—net	1,558,465	3,253,932
Net realized gain (loss) on investments	413,100	2,058,269
Net unrealized appreciation (depreciation) on investments	182,096	(779,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,153,661	4,532,258
Dividends to Shareholders from ($):
Investment income—net:
Class A	(150,848)	(257,320)
Class D	(1,172,355)	(2,625,595)
Class I	(234,900)	(330,488)
Class Y	(362)	(795)
Net realized gain on investments:
Class A	-	(220,747)
Class D	-	(1,715,873)
Class I	-	(208,564)
Class Y	-	(483)
Total Dividends	(1,558,465)	(5,359,865)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	33,603,367	14,198,442
Class D	26,101,462	60,289,058
Class I	43,410,507	17,002,105
Class Y	-	184,059
Dividends reinvested:
Class A	107,336	382,133
Class D	1,075,218	3,997,128
Class I	112,283	353,312
Class Y	-	425
Cost of shares redeemed:
Class A	(8,128,785)	(23,677,822)
Class D	(49,144,183)	(115,031,435)
Class I	(7,162,835)	(15,242,660)
Class Y	(25,000)	(90,184)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	39,949,370	(57,635,439)
Total Increase (Decrease) in Net Assets	40,544,566	(58,463,046)
Net Assets ($):
Beginning of Period	413,550,162	472,013,208
End of Period	454,094,728	413,550,162

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital Share Transactions:
Class A
Shares sold	2,588,601	1,085,363
Shares issued for dividends reinvested	8,258	29,289
Shares redeemed	(626,224)	(1,811,300)
Net Increase (Decrease) in Shares Outstanding	1,970,635	(696,648)
Class D
Shares sold	2,010,406	4,607,926
Shares issued for dividends reinvested	82,741	306,288
Shares redeemed	(3,784,118)	(8,789,709)
Net Increase (Decrease) in Shares Outstanding	(1,690,971)	(3,875,495)
Class Ia
Shares sold	3,347,900	1,298,406
Shares issued for dividends reinvested	8,636	27,067
Shares redeemed	(551,441)	(1,165,903)
Net Increase (Decrease) in Shares Outstanding	2,805,095	159,570
Class Ya
Shares sold	-	14,053
Shares issued for dividends reinvested	-	33
Shares redeemed	(1,922)	(6,874)
Net Increase (Decrease) in Shares Outstanding	(1,922)	7212
[a] During the period ended March 31, 2015, 3,865 Class I shares representing $50,638 were exchanged for 3,865 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2015		Year Ended March 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.02	13.05	13.23	13.28	13.08	13.09
Investment Operations:
Investment income—net[a]	.04	.08	.11	.14	.19	.23
Net realized and unrealized gain (loss) on investments	.01	.04	(.06)	.02	.20	(.01)
Total from Investment Operations	.05	.12	.05	.16	.39	.22
Distributions:
Dividends from investment income—net	(.04)	(.08)	(.11)	(.14)	(.19)	(.23)
Dividends from net realized gain on investments	-	(.07)	(.12)	(.07)	-	-
Total Distributions	(.04)	(.15)	(.23)	(.21)	(.19)	(.23)
Net asset value, end of period	13.03	13.02	13.05	13.23	13.28	13.08
Total Return (%)[b]	.37[c]	.87	.43	1.13	3.02	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[d]	.87	.84	.84	.84	.84
Ratio of net expenses to average net assets	.74[d]	.74	.74	.79	.84	.84
Ratio of net investment income to average net assets	.58[d]	.59	.82	1.06	1.47	1.75
Portfolio Turnover Rate	9.65[c]	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	66,440	40,721	49,911	61,862	47,011	47,008

a Based on average shares outstanding.

b Exclusive of sales charged.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2015		Year Ended March 31,
Class D Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.02	13.05	13.23	13.27	13.08	13.09
Investment Operations:
Investment income—net[a]	.05	.10	.13	.16	.21	.25
Net realized and unrealized gain (loss) on investments	.01	.04	(.06)	.03	.19	(.01)
Total from Investment Operations	.06	.14	.07	.19	.40	.24
Distributions:
Dividends from investment income—net	(.05)	(.10)	(.13)	(.16)	(.21)	(.25)
Dividends from net realized gain on investments	-	(.07)	(.12)	(.07)	-	-
Total Distributions	(.05)	(.17)	(.25)	(.23)	(.21)	(.25)
Net asset value, end of period	13.03	13.02	13.05	13.23	13.27	13.08
Total Return (%)	.44[b]	1.02	.58	1.36	3.10	1.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[c]	.72	.70	.69	.69	.70
Ratio of net expenses to average net assets	.59[c]	.59	.59	.64	.69	.70
Ratio of net investment income to average net assets	.73[c]	.74	.97	1.22	1.61	1.92
Portfolio Turnover Rate	9.65[b]	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	312,840	334,580	385,943	476,785	488,869	476,809

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2015		Year Ended March 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.02	13.05	13.23	13.28	13.08	13.09
Investment Operations:
Investment income—net[a]	.05	.11	.14	.18	.23	.27
Net realized and unrealized gain (loss) on investments	.01	.04	(.06)	.01	.19	(.01)
Total from Investment Operations	.06	.15	.08	.19	.42	.26
Distributions:
Dividends from investment income—net	(.05)	(.11)	(.14)	(.17)	(.22)	(.27)
Dividends from net realized gain on investments	-	(.07)	(.12)	(.07)	-	-
Total Distributions	(.05)	(.18)	(.26)	(.24)	(.22)	(.27)
Net asset value, end of period	13.03	13.02	13.05	13.23	13.28	13.08
Total Return (%)	.49[b]	1.12	.60	1.46	3.26	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64[c]	.65	.63	.61	.60	.57
Ratio of net expenses to average net assets	.49[c]	.49	.49	.55	.60	.57
Ratio of net investment income to average net assets	.82[c]	.84	1.06	1.31	1.70	2.04
Portfolio Turnover Rate	9.65[b]	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	74,745	38,154	36,159	30,305	31,427	21,201

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2015		Year Ended March 31,
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.02	13.05	13.08
Investment Operations:
Investment income—net[b]	.05	.11	.11
Net realized and unrealized gain (loss) on investments	.01	.04	.09
Total from Investment Operations	.06	.15	.20
Distributions:
Dividends from investment income—net	(.05)	(.11)	(.11)
Dividends from net realized gain on investments	-	(.07)	(.12)
Total Distributions	(.05)	(.18)	(.23)
Net asset value, end of period	13.03	13.02	13.05
Total Return (%)	.49[c]	1.13	1.53[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62[d]	.70	.55[d]
Ratio of net expenses to average net assets	.48[d]	.49	.49[d]
Ratio of net investment income to average net assets	.83[d]	.83	1.14[d]
Portfolio Turnover Rate	9.65[c]	32.84	34.38
Net Assets, end of period ($ x 1,000)	70	95	1

a From July 1, 2013 (commencement of initial offering) to March 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	447,325,885	-	447,325,885

†  See Statement of Investments for additional detailed categorizations.

At September 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2015 was as follows: tax-exempt income $3,214,198, ordinary income $48,323 and long-term capital gains $2,097,344. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 1, 2015 through August 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $281,758 during the period ended September 30, 2015.

During the period ended September 30, 2015, the Distributor retained $2,315 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended September 30, 2015, Class D shares were charged $160,998 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2015, Class A shares were charged $65,531, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2015, the fund was charged $31,967 for transfer agency services and $1,331 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $53.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2015, the fund was charged $17,101 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2015, the fund was charged $975 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2015, the fund was charged $5,218 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $185,119, Distribution Plan fees $25,576, Shareholder Services Plan fees $13,528, custodian fees $17,556, Chief Compliance Officer fees $2,606 and transfer agency fees $11,828, which are offset against an expense reimbursement currently in effect in the amount of $51,155.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2015, amounted to $86,470,108 and $40,431,372, respectively.

At September 30, 2015, accumulated net unrealized appreciation on investments was $3,602,663, consisting of $3,757,911 gross unrealized appreciation and $155,248 gross unrealized depreciation.

At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 22-23, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods (ranking highest in most periods) and above Performance Universe median for all periods except the one-year period when it was below the Performance Universe median. The Board also noted that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended May 31st (ranking highest in one of the periods) and above the Performance Universe median for six of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until August 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .49% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus Short-Intermediate Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 6219SA0915

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)